Note 15 - 401(k) Plan	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Compensation and Employee Benefit Plans, Other than Share-based Compensation [Text Block]

(15)        401(k) plan

The Company sponsors a 401(k) plan that covers all employees who meet the eligibility requirements. The Company matched 50% of employee contributions up to 6% of their compensation effective until January 31, 2012. Effective February 1, 2012, the Company amended the 401(k) plan to make the Company matching contribution discretionary and discontinued the Company match. The Company contributed $0 and $9,664 to the plan for the years ended December 31, 2013 and 2012, respectively.